Parent Company Only Condensed Financial Information - Schedule of condensed balance sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 783,611	$ 113,613	¥ 322,777
Amounts due from Youdao Group Companies	7,888	1,144	6,192
Prepayment and other current assets	207,777	30,124	182,577
Total current assets	1,869,973	271,122	2,269,662
Non-current assets:
Total non-current assets	406,183	58,890	364,405
Total assets	2,276,156	330,012	2,634,067
Current liabilities:
Amounts due to NetEase Group	68,809	9,976	83,041
Accrued liabilities and other payables	564,922	81,907	515,567
Total current liabilities	3,178,618	460,857	3,033,959
Non-current liabilities:
Long-term loans from NetEase Group	522,345	75,733	255,028
Other non-current liabilities	8,832	1,281	2,411
Total non-current liabilities	574,812	83,340	330,509
Total liabilities	3,753,430	544,197	3,364,468
Shareholders' deficit:
Additional paid-in capital	3,993,026	578,934	3,913,946
Treasury stock	42,330	6,137
Accumulated deficit	(5,400,000)	(782,697)	(4,671,195)
Accumulated other comprehensive loss	(92,094)	(13,352)	(54,354)
Statutory reserves	4,649	674	4,456
Total shareholders' deficit	(1,541,845)	(223,547)	(808,993)	¥ (1,407,108)	¥ 301,027
Total liabilities, mezzanine equity and shareholders' deficit	2,276,156	330,012	2,634,067
Class A ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	24	3	24
Class B ordinary share [Member]
Shareholders' deficit:
Ordinary shares	56	8	56
Parent Company [Member]
Current assets:
Cash and cash equivalents	30,418	4,410	122,765
Amounts due from Youdao Group Companies	1,907	276	1,275
Prepayment and other current assets	9,180	1,331	229
Total current assets	41,505	6,017	124,269
Non-current assets:
Amounts due from Youdao Group Companies	2,930,437	424,874	2,657,497
Total non-current assets	2,930,437	424,874	2,657,497
Total assets	2,971,942	430,891	2,781,766
Current liabilities:
Amounts due to NetEase Group	2,447	355	221
Accrued liabilities and other payables	4,382	635	2,573
Total current liabilities	6,829	990	2,794
Non-current liabilities:
Investments in subsidiaries and VIEs	3,976,660	576,561	3,328,600
Long-term loans from NetEase Group	522,345	75,733	255,028
Other non-current liabilities	1,197	174	2,411
Total non-current liabilities	4,500,202	652,468	3,586,039
Total liabilities	4,507,031	653,458	3,588,833
Shareholders' deficit:
Additional paid-in capital	3,993,026	578,934	3,913,946
Treasury stock	(42,330)	(6,137)
Accumulated deficit	(5,398,420)	(782,697)	(4,671,195)
Accumulated other comprehensive loss	(92,094)	(13,352)	(54,354)
Statutory reserves	4,649	674	4,456
Total shareholders' deficit	(1,535,089)	(222,567)	(807,067)
Total liabilities, mezzanine equity and shareholders' deficit	2,971,942	430,891	2,781,766
Parent Company [Member] | Class A ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	24	3	24
Parent Company [Member] | Class B ordinary share [Member]
Shareholders' deficit:
Ordinary shares	¥ 56	$ 8	¥ 56